Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period					3/1/12-3/31/12
Determination Date					4/9/2012
Distribution Date					4/16/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$576,503,537.58
2.	Collections allocable to Principal				$19,914,953.64
3.	Purchase Amount allocable to Principal				$0.00
4 .	Defaulted Receivables				$826,955.72

5.	Pool Balance on the close of the last day of the related Collection Period				$555,761,628.22
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				37,863

7.	Initial Pool Balance				$650,000,004.80

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$34,738,502.20		$14,204,011.94
	b.	Class A-2 Note Balance	$216,000,000.00		$216,000,000.00
	c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
	d.	Class A-4 Note Balance	$85,600,000.00		$85,600,000.00
	e.	Class B Note Balance	$13,650,000.00		$13,650,000.00
	f.	Class C Note Balance	$11,700,000.00		$11,700,000.00
	g.	Class D Note Balance	$11,050,000.00		$11,050,000.00

	h.	Note Balance (sum a - g)	$570,738,502.20		$550,204,011.94

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.3047237		0.1245966
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8780592		0.8464677

10.	Overcollateralization Target Amount				$5,557,616.28
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,557,616.28

12.	Weighted Average Coupon			%	8.83%
13.	Weighted Average Original Term			months	65.78
14.	Weighted Average Remaining Term			months	55.58

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,253,704.03
	b.	Liquidation Proceeds allocable to Finance Charge			$639.26
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,254,343.29

16.	Principal:
	a.	Collections allocable to Principal			$19,914,953.64
	b.	Liquidation Proceeds allocable to Principal			$313,383.55
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$20,228,337.19

17.	Total Finance Charge and Principal Collections (15d+16d)		$24,482,680.48
18.	Interest Income from Collection Account		$1,211.58
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$24,483,892.06

Available Funds

21.	Available Collections		$24,483,892.06
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$24,483,892.06

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$480,419.61
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$480,419.61

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,603.15
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,603.15

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$12,572.56
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$12,572.56

	e.	Class A-2 Monthly Interest	$126,000.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$126,000.00

	i.	Class A-3 Monthly Interest	$176,550.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$176,550.00

	m.	Class A-4 Monthly Interest	$107,713.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$107,713.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$24,683.75
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$24,683.75

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$26,910.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$26,910.00

32.	Tertiary Principal Distributable Amount		$3,926,873.98

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$35,912.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00

	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$35,912.50

34.	Quaternary Principal Distributable Amount		$11,050,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$15,971,238.88

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,557,616.28

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,254,343.29
	b.	Total Daily Deposits of Principal Collections	$20,228,337.19
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,211.58

	e.	Total Deposits to Collection Account (sum a - d)	$24,483,892.06

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$480,419.61
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,603.15
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,044,832.40
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,955,036.90

	f.	Total Withdrawals from Collection Account (sum a - e)	$24,483,892.06

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$12,572.56
	b.	Class A-2 Interest Distribution	$126,000.00
	c.	Class A-3 Interest Distribution	$176,550.00
	d.	Class A-4 Interest Distribution	$107,713.33
	e.	Class B Interest Distribution	$24,683.75
	f.	Class C Interest Distribution	$26,910.00
	g.	Class D Interest Distribution	$35,912.50

	h.	Class A-1 Principal Distribution	$20,534,490.26
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$21,044,832.40

44.	Withdrawals
	a.	Class A-1 Distribution	$20,547,062.82
	b.	Class A-2 Distribution	$126,000.00
	c.	Class A-3 Distribution	$176,550.00
	d.	Class A-4 Distribution	$107,713.33
	e.	Class B Distribution	$24,683.75
	f.	Class C Distribution	$26,910.00
	g.	Class D Distribution	$35,912.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$21,044,832.40

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,955,036.90

	b.	Reserve Account surplus (Ln 55)		$97.89

	c.	Total Deposits to Certificate Payment Account (sum a - b)		$2,955,134.79

46.	Withdrawals
	a.	Certificateholder Distribution		$2,955,134.79

	b.	Total Withdrawals from Certificate Payment Account		$2,955,134.79

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00		$1,625,000.00
	b.	Note Balance		$550,204,011.94

48.	Required Reserve Account Amount			$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$1,625,000.00
50.	Investment Earnings			$97.89
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$1,625,097.89
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$97.89

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$480,419.61
60.	Amount to be paid to Backup Servicer from the Collection Account			$3,603.15
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$21,044,832.40
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,955,036.90
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$97.89
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$20,547,062.82
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$126,000.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$176,550.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$107,713.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$24,683.75
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$26,910.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$35,912.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,955,134.79

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$512,932.91
74.	Cumulative Net Losses			$969,782.40
75.	Cumulative Net Loss Percentage			0.1492%
76.	Delinquency Analysis

			Number of Loans	Principal Balance

	a.	31 to 60 days past due	417	$4,841,014.62
	b.	61 to 90 days past due	92	$1,025,505.24
	c.	91 or more days past due	51	$601,062.22

	d.	Total Past Due (sum a-c)	560	6,467,582.08

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter	$2,626,771,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?	Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer